Interim Condensed Consolidated Statements of Changes in Shareholders’ Equity (Deficit) (Unaudited) - USD ($) $ in Thousands	Ordinary shares	Additional paid-in capital	Accumulated losses	Total
BALANCE at Dec. 31, 2022	$ 43	$ 23,346	$ (13,409)	$ 9,980
BALANCE (in Shares) at Dec. 31, 2022	15,049,720
Issuance of shares to April 2021 investors (Note 4a)	$ 1	(1)
Issuance of shares to April 2021 investors (Note 4a) (in Shares)	169,125
Exercise of options	$ 2	1,446		1,448
Exercise of options (in Shares)	724,139
Share-based compensation		109		109
Comprehensive loss			(3,896)	(3,896)
BALANCE at Jun. 30, 2023	$ 46	24,900	(17,305)	7,641
BALANCE (in Shares) at Jun. 30, 2023	15,942,984
BALANCE at Dec. 31, 2023	$ 57	26,692	(21,223)	$ 5,526
BALANCE (in Shares) at Dec. 31, 2023	20,387,428			20,387,428
Issuance of shares associated with the SEPA (see note 5)	$ 1	266		$ 267
Issuance of shares associated with the SEPA (see note 5) (in Shares)	500,000
Share-based compensation		112		112
Comprehensive loss			(4,210)	(4,210)
BALANCE at Jun. 30, 2024	$ 58	$ 27,070	$ (25,433)	$ 1,695
BALANCE (in Shares) at Jun. 30, 2024	20,887,428			20,887,428